Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Income (Loss) Before Income Taxes And Income Taxes

Income (loss) before income taxes and income taxes for each of the three years ended March 31, 2012 are summarized as follows:

	Yen (millions)
	Domestic	Foreign	Total
For the year ended March 31, 2012
Income (loss) before income taxes	(838,217)	25,373	(812,844)
Income taxes:
Current	26,346	42,860	69,206
Deferred	(58,706)	(733)	(59,439)

Total income taxes	(32,360)	42,127	9,767

For the year ended March 31, 2011
Income before income taxes	23,356	155,451	178,807
Income taxes:
Current	28,479	60,431	88,910
Deferred	20,913	(6,813)	14,100

Total income taxes	49,392	53,618	103,010

For the year ended March 31, 2010
Income (loss) before income taxes	(80,125)	50,810	(29,315)
Income taxes:
Current	22,105	36,042	58,147
Deferred	80,954	2,732	83,686

Total income taxes	103,059	38,774	141,833

Schedule Of Effective Tax Rates Differ From The Combined Statutory Tax Rates

The effective tax rates for each of the years differ from the combined statutory tax rates for the following reasons:

	2012	2011	2010
Combined statutory tax rate	(40.5)%	40.5%	(40.5)%
Lower tax rates of overseas subsidiaries	(0.4)	(15.4)	(38.4)
Expenses not deductible for tax purposes	0.5	3.2	25.7
Change in valuation allowance allocated to income tax expenses	27.2	24.4	473.8
Tax effects attributable to investments in subsidiaries	0.8	2.2	45.7
Per capita tax	0.2	1.2	8.3
Goodwill impairment	8.2	—	5.2
Effect of enacted changes in Japanese tax laws and rates	3.7	—	—
Other	1.5	1.5	4.0

Effective tax rate	1.2%	57.6%	483.8%

Schedule of Components of Deferred Income Tax Expense

The significant components of deferred income tax expenses for the three years ended March 31, 2012 are as follows:

	Yen (millions)
	2012	2011	2010
Deferred tax expense (exclusive of the effects of other components listed below)	(50,086)	31,999	111,579
Adjustments of deferred tax assets and liabilities for enacted changes in Japanese tax laws and rates	25,536	—	—
Benefits of net operating loss carryforwards	(34,889)	(17,899)	(27,893)

	(59,439)	14,100	83,686

Schedule Of Tax Effects Of Temporary Differences That Give Rise To Deferred Tax Assets And Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at March 31, 2012 and 2011 are presented below:

	Yen (millions)
	2012	2011
Deferred tax assets:
Inventory valuation	81,004	87,647
Expenses accrued for financial statement purposes but not currently included in taxable income	179,860	171,779
Property, plant and equipment	240,033	231,987
Retirement and severance benefits	236,565	273,830
Tax loss carryforwards	723,897	653,378
Other	178,700	181,190

Total gross deferred tax assets	1,640,059	1,599,811
Less valuation allowance	1,029,825	990,354

Net deferred tax assets	610,234	609,457

Deferred tax liabilities:
Net unrealized holding gains of available-for-sale securities	(20,604)	(26,130)
Intangible assets	(89,442)	(166,403)
Other	(65,595)	(82,936)

Total gross deferred tax liabilities	(175,641)	(275,469)

Net deferred tax assets	434,593	333,988

Schedule Of Deferred Tax Assets And Liabilities Reflected In The Balance Sheets

Net deferred tax assets and liabilities at March 31, 2012 and 2011 are reflected in the accompanying consolidated balance sheets under the following captions:

	Yen (millions)
	2012	2011
Other current assets	226,180	254,413
Other assets	338,754	329,920
Other current liabilities	(4,789)	(1,466)
Other liabilities	(125,552)	(248,879)

Net deferred tax assets	434,593	333,988

Schedule Of Reconciliation Of The Beginning And Ending Amounts Of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits for each of the three years ended March 31, 2012 is as follows:

	Yen (millions)
	2012	2011	2010

Balance at beginning of year	(14,693)	(9,843)	(7,187)
Increase related to prior year tax positions	(6,058)	(5,690)	(685)
Decrease related to prior year tax positions	1,435	532	1,780
Increase related to current year tax positions	(3,541)	(1,986)	(1,195)
Change in consolidated subsidiaries	1,616	—	(3,339)
Settlements	5,646	1,451	747
Translation adjustments	284	843	36

Balance at end of year	(15,311)	(14,693)	(9,843)